SPECIAL TERMINATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SPECIAL TERMINATION ARRANGEMENTS
Summary of evolution during each period

	12/31/2025	12/31/2024
Balances at the beginning	5,962,917	12,010,636
Additions to profit or loss	11,112,700	3,588,894
Benefits paid to participants	(2,893,337)	(3,248,738)
Monetary result benefits paid to participants	(1,932,643)	(6,387,875)
Balances at closing	12,249,637	5,962,917